Stock Options and Warrants (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013	Jul. 01, 2013	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Mar. 31, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jul. 31, 2013 Warrant [Member]	Nov. 30, 2013 Warrant [Member]	Aug. 31, 2013 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Nov. 11, 2012 Predecessor [Member]	Mar. 31, 2014 Prior [Member]	Dec. 31, 2013 Prior [Member]	Mar. 31, 2014 Prior [Member] Maximum [Member]	Dec. 31, 2013 Prior [Member] Maximum [Member]	Mar. 31, 2014 Prior [Member] Minimum [Member]	Dec. 31, 2013 Prior [Member] Minimum [Member]	Mar. 31, 2014 After [Member]	Dec. 31, 2013 After [Member]	Mar. 31, 2013 Stock Option Plan [Member]	Dec. 31, 2013 Stock Option Plan [Member]	Dec. 31, 2012 Stock Option Plan [Member]	Jul. 01, 2013 Stock Option Plan [Member]	Dec. 31, 2011 Stock Option Plan [Member]
Maximum number of common shares authorized to purchase					14,000,000	14,000,000																									14,000,000
Number of shares avalible for future grant	5,300,000		5,090,000																										5,090,000
Remaining weighted-average vesting period			3 years 10 months 24 days																					2 years 6 months					3 years 10 months 24 days
Shares outstanding under the plan, value	$ 5,200,000		$ 6,261,000																										$ 6,261,000
Weighted-average grant date fair value per share of options granted to employees			$ 0.87	$ 0.087
Term of options granted							7 years	7 years	5 years	5 years												3 years		2 years 9 months 19 days		4 years
Vesting period of options granted																							3 years		2 years 9 months 18 days		4 years
Description of granted options vesting right																				Options granted prior to November 2013 vest over a 2.8 to 3 year period, with 33% of the options vesting 3 to 6 months after grant and the remainder ratably over the vesting term.	Options granted prior to November 2013 vest over a 2.8 to 3 year period, with 33% of the options vesting 3 to 6 months after grant and the remainder ratably over the vesting term.					Options granted prior to November 2013 vest over a 2.8 to 3 year period, with 33% of the options vesting 3 to 6 months after grant and the remainder ratably over the vesting term.	Options granted after November 2013 vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.
Percentage of options vesting																				33.00%	33.00%					25.00%	25.00%
Options outstanding	8,710,000		8,910,000	3,220,735																									8,910,000	3,220,735
Options exercise price				$ 0.001																										$ 0.001
Exercise of options																												3,220,735
Proceeds from exercise of stock options		3,000																2,000
Stock repurchased during period, Value	92																												77
Stock repurchased during period, Shares	92,323																												76,608
Share-based Compensation, Total	791,000	14,000																1,729,000	380,000
Number warrants granted during period																631,087
Weighted average remaining life of warrants															4 years 7 months 28 days
Aggregate intrinsic value of warrants																$ 469,000
Issuance of warrants to purchase of common stock											475,000	120,000	36,000			631,087